Retirement benefit obligations	12 Months Ended
Jul. 31, 2021
Disclosure of defined benefit plans [abstract]
Retirement benefit obligations	Retirement benefit obligations
(i)Long-term benefit plans provided by the Group
The principal UK defined benefit plan is the Wolseley Group Retirement Benefits Plan which provides benefits based on final pensionable salaries. The assets are held in separate trustee administered funds. The Group contribution rate is calculated on the Projected Unit Credit Method and agreed with an independent consulting actuary. The plan was closed to new entrants in 2009, it was closed to future service accrual in December 2013, when it was replaced by a defined contribution plan, and during October 2016, it was closed for future non-inflationary salary accrual.
In 2017, the Group secured a buy-in insurance policy with Pension Insurance Corporation for the UK defined benefit plan. This policy covered all of the benefits provided by the plan to pensioner members at the time. The insurance asset is valued as exactly equal to the insured liabilities. The deferred members of the plan at the time were not covered by this policy.
In 2019, the Group offered some deferred members of the UK defined benefit plan an enhanced transfer value to settle their benefits accrued under the plan.
In 2021, prior to the disposal of the UK business, Wolseley UK Limited, the UK defined benefit plan was transferred to Ferguson UK Holdings Limited.
The last triennial valuation for the UK defined benefit pension plan was done as at April 2019 and the deficit reduction funding payments agreed with the trustees as a result of this have been paid. The next triennial valuation is due in April 2022.
The principal plans operated for USA employees are defined contribution plans, which are established in accordance with USA 401k rules. Companies contribute to both employee compensation deferral and profit sharing plans.
In Canada, defined benefit plans and a defined contribution plan are operated. Most of the Canadian defined benefit plans are funded. The contribution rate is calculated on the Projected Unit Credit Method as agreed with independent consulting actuaries.
The Group operates a number of smaller defined benefit and defined contribution plans providing pensions or other long term benefits such as long service or termination awards.
Investment policy
The Group’s investment strategy for its funded post-employment plans is decided locally and, if relevant, by the trustees of the plan and takes account of the relevant statutory requirements. The Group’s objective for the investment strategy is to achieve a target rate of return in excess of the increase in the liabilities, while taking an acceptable amount of investment risk relative to the liabilities. This objective is implemented by using specific allocations to a variety of asset classes that are expected over the long term to deliver the target rate of return.
For the UK plan, the buy-in insurance policy represents approximately 28 percent of the plan assets. For the remaining assets, the strategy is to invest in such a way that the expected cash flows broadly match a high proportion of the plan’s expected liability cash flows by investing in predominately income-generating asset classes. The investment strategy is subject to regular review by the trustees of the plan in consultation with the Company. For the non-UK plans, the investment strategy is to invest predominantly in equities and bonds.
Investment risk
The present value of the UK defined benefit plan liability is calculated using a discount rate determined by reference to high quality corporate bond yields; if the actual return on plan assets is below this rate, it will decrease a net surplus or increase a net pension liability. Currently, the plan is predominately invested in fixed income debt instruments such as corporate and government bonds. Due to the long-term nature of the plan liabilities and the maturity of the plan, the trustees of the pension plan consider the investment allocation appropriate to provide protection against the inflation and interest risk inherent in the plan’s underlying liabilities.
Interest risk
A decrease in the bond interest rate will increase the UK plan liability and this will be partially offset by an increase in the value of the plan’s debt investments.
Longevity risk
The present value of the defined benefit obligation is calculated by reference to the best estimate of the mortality of the UK plan participants both during and after their employment. An increase in the life expectancy of the plan participants will increase the plan’s liability.
(ii)Financial impact of plans

As disclosed in the Group balance sheet	2021	2020
	$m	$m
Non-current asset	108	—
Non-current liability	(12)	(61)
Net asset/(liability)	96	(61)

	2021			2020
Analysis of Group balance sheet net asset/(liability)	UK	Non-UK	Total	UK	Non-UK	Total
	$m	$m	$m	$m	$m	$m
Fair value of plan assets	2,175	129	2,304	2,012	110	2,122
Present value of defined benefit obligations	(2,067)	(141)	(2,208)	(2,039)	(144)	(2,183)
Net asset/(liability)	108	(12)	96	(27)	(34)	(61)

Analysis of total expense recognized in the Group income statement	2021	2020	2019
	$m	$m	$m
Administrative costs	3	3	2
Settlement losses, past service costs and administrative costs	—	—	9
Charged to operating costs (note 9)	3	3	11
Charged/(credited) to finance costs (note 4)	2	(3)	(5)
Total expense recognized in the Group income statement	5	—	6

Expected employer contributions to the defined benefit plans for the year ending July 31, 2022 are $2 million.
The remeasurement of the defined benefit net asset is included in the Group statement of comprehensive income.

Analysis of amount recognized in the Group statement of comprehensive income	2021	2020	2019
	$m	$m	$m
The return on plan assets (excluding amounts included in net interest expense)	34	96	134
Actuarial gain/(loss) arising from changes in demographic assumptions	22	(62)	38
Actuarial gain/(loss) arising from changes in financial assumptions	20	(211)	(210)
Actuarial gain/(loss) arising from experience adjustments	31	(58)	2
Remeasurement of retirement benefit plans	107	(235)	(36)
Tax (charge)/credit	(19)	44	6
Total amount recognized in the Group statement of comprehensive income	88	(191)	(30)
The cumulative amount of actuarial losses recognized in the Group statement of comprehensive income is $652 million (2020: $759 million and 2019: $524 million).
The fair value of plan assets is as follows:

	2021			2020
	UK	Non-UK	Total	UK	Non-UK	Total
	$m	$m	$m	$m	$m	$m
On August 1	2,012	110	2,122	1,788	116	1,904
Interest income	31	3	34	39	3	42
Employers’ contributions	55	1	56	15	—	15
Benefit payments	(68)	(9)	(77)	(64)	(9)	(73)
Remeasurement gain:
Return on plan assets (excluding amounts included in net interest expense)	18	16	34	94	2	96
Exchange rate adjustment	127	8	135	140	(2)	138
At July 31	2,175	129	2,304	2,012	110	2,122
Actual return on plan assets	49	19	68	133	5	138
Employers’ contributions included special funding contributions of $53 million (2020: $13 million).
The plan assets were invested in a diversified portfolio comprised of:

	2021			2020
	UK	Non-UK	Total	UK	Non-UK	Total
	$m	$m	$m	$m	$m	$m
Equity type assets quoted	—	48	48	165	65	230
Government bonds quoted	492	40	532	566	23	589
Corporate bonds quoted	884	13	897	385	12	397
Cash	19	1	20	44	—	44
Insurance policies	602	—	602	609	—	609
Securitized fixed income assets	178	—	178	167	—	167
Other	—	27	27	76	10	86
Total fair value of assets	2,175	129	2,304	2,012	110	2,122
The present value of defined benefit obligations is as follows:

	2021			2020
	UK	Non-UK	Total	UK	Non-UK	Total
	$m	$m	$m	$m	$m	$m
On August 1	2,039	144	2,183	1,610	141	1,751
Current service costs (including administrative costs)	3	—	3	3	—	3
Interest cost	31	4	35	35	4	39
Benefit payments	(68)	(9)	(77)	(64)	(9)	(73)
Remeasurement (gain)/loss:
Actuarial (gain)/loss arising from changes in demographic assumptions	(22)	—	(22)	62	—	62
Actuarial (gain)/loss arising from changes in financial assumptions	(11)	(9)	(20)	202	9	211
Actuarial (gain)/loss arising from experience adjustments	(31)	—	(31)	57	1	58
Exchange rate adjustment	126	11	137	134	(2)	132
At July 31	2,067	141	2,208	2,039	144	2,183
An analysis of the present value of defined benefit obligations by funding status is shown below:

	2021	2020
	$m	$m
Amounts arising from wholly unfunded plans	3	3
Amounts arising from plans that are wholly or partly funded	2,205	2,180
Total present value of defined benefit obligations	2,208	2,183

(iii)Valuation assumptions
The financial assumptions used to estimate defined benefit obligations are:

	2021		2020
	UK	Non-UK	UK	Non-UK
	%	%	%	%
Discount rate	1.7	2.9	1.5	2.4
Inflation rate	3.1	2.0	2.9	2.0
Increase to deferred benefits during deferment	2.4	n/a	2.1	n/a
Increases to pensions in payment	3.0	2.0	2.6	2.0
Salary increases	2.4	n/a	2.1	2.5
The life expectancy assumptions used to estimate defined benefit obligations are:

	2021		2020
	UK	Non-UK	UK	Non-UK
	Years	Years	Years	Years
Current pensioners (at age 65)—male	22	22	22	22
Current pensioners (at age 65)—female	25	25	25	24
Future pensioners (at age 65)—male	23	23	23	23
Future pensioners (at age 65)—female	25	26	26	26
The weighted average duration of the defined benefit obligation is 20.0 years (2020: 21.1 years).
(iv)Sensitivity analysis
The Group considers that the most sensitive assumptions are the discount rate, inflation rate and life expectancy. The sensitivity analyses below shows the (increase)/decrease in the Group’s defined benefit plan net asset/liability of reasonably possible changes of the respective assumptions occurring at the end of the reporting period, while holding all other assumptions constant.

	2021			2020
	Change	UK	Non-UK	Change	UK	Non-UK
		$m	$m		$m	$m
Discount rate	+0.25%	85	4	+0.25%	88	5
	(0.25)%	(89)	(5)	(0.25)%	(96)	(5)
Inflation rate	+0.25%	(77)	—	+0.25%	(85)	—
	(0.25)%	78	3	(0.25)%	75	4
Life expectancy	1 year	(70)	(5)	1 year	(56)	(5)
The UK defined benefit plan holds a buy-in policy asset which exactly equals the insured liability. The above sensitivities are in respect of the Group’s remaining defined benefit plan net asset/liability.